GOODWILL	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$5,702	$6,914
Acquisitions through business combinations	24	—
Impairment losses	—	(599)
Dispositions	—	(577)
Foreign currency translation	(26)	(36)
Balance at end of period	$5,700	$5,702